Cash and Bank Balances (Details) - MYR (RM)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash and Bank Balances [Abstract]
Deposit with licensed bank	RM 23,373,900	RM 24,729,745